UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10603

Western Asset Premier Bond Fund

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard Pasadena, CA 91101

Name and address of agent for service:	Gregory B. McShea 385 East Colorado Boulevard Pasadena, CA 91101

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2006 (unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Long-Term Securities	147.6%

Corporate Bonds and Notes	79.2%
Advertising	0.2%
Affinion Group, Inc.		10.125%	10/15/13	$100	$102	A
World Directories Acquisition Subsidiary Corp.		8.375%	12/01/14	280	276	A

					378

Aerospace/Defense	2.2%
Northrop Grumman Corporation		7.750%	02/15/31	1,000	1,212
Raytheon Company		6.750%	08/15/07	584	593
Raytheon Company		7.200%	08/15/27	1,000	1,129
The Boeing Company		6.125%	02/15/33	600	624
TransDigm Inc.		8.375%	07/15/11	130	136

					3,694

		.
Apparel	0.5%
Levi Strauss & Co.		9.280%	04/01/12	155	160	B
Levi Strauss & Co.		9.750%	01/15/15	70	74
Levi Strauss & Co.		8.875%	04/01/16	70	70	A
Oxford Industries, Inc.		8.875%	06/01/11	270	278
Russell Corporation		9.250%	05/01/10	290	301

					883

Auto Parts and Equipment	1.1%
Commercial Vehicle Group, Inc.		8.000%	07/01/13	250	250
Keystone Automotive Operations Inc.		9.750%	11/01/13	480	420
Tenneco Automotive Inc.		10.250%	07/15/13	230	255
TRW Automotive Inc.		9.375%	02/15/13	300	324
Visteon Corporation		8.250%	08/01/10	680	561

					1,810

Automotive	1.6%
Asbury Automotive Group Inc.		9.000%	06/15/12	235	240
DaimlerChrysler NA Holdings Corp.		7.300%	01/15/12	1,000	1,057
DaimlerChrysler NA Holdings Corp.		8.500%	01/18/31	1,000	1,170
General Motors Corporation		8.375%	07/15/33	420	308

					2,775

Banking and Finance	3.2%
Boeing Capital Corporation		6.500%	02/15/12	1,000	1,052
Boeing Capital Corporation		5.800%	01/15/13	400	407
Fuji JGB Inv		9.870%	06/30/08	790	858	A, B
General Motors Acceptance Corp.		6.875%	08/28/12	210	194
General Motors Acceptance Corp.		8.000%	11/01/31	1,470	1,389
HSBC Finance Corporation		4.750%	07/15/13	1,670	1,571	C

					5,471

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2006 (unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued
Banks	0.2%
Washington Mutual Bank FA		5.500%	01/15/13	$440	$435

Building Materials	0.5%
Associated Materials Inc.		0.000%	03/01/14	720	414	D
Nortek Inc.		8.500%	09/01/14	355	361

					775

Cable	2.1%
Charter Communication Holdings I		0.000%	05/15/14	370	192	D
Charter Communication Holdings II		10.250%	09/15/10	492	483
Comcast Cable Communications, Inc.		6.750%	01/30/11	500	520
Comcast Corporation		5.900%	03/15/16	400	392
Comcast Corporation		7.050%	03/15/33	1,000	1,029
CSC Holdings Inc.		7.250%	04/15/12	250	244	A
CSC Holdings Inc.		7.875%	02/15/18	380	380
LodgeNet Entertainment Corporation		9.500%	06/15/13	321	347

					3,587

Casino Resorts	1.0%
Inn of The Mountain Gods		12.000%	11/15/10	530	572
Pinnacle Entertainment, Inc.		8.250%	03/15/12	250	262
Premier Entertainment Biloxi LLC		10.750%	02/01/12	707	675
Station Casinos, Inc.		6.625%	03/15/18	150	147	A

					1,656

Chemicals	1.5%
The Dow Chemical Company		6.000%	10/01/12	2,500	2,560

Coal	0.2%
Alpha Natural Resources		10.000%	06/01/12	350	385

Computers Services and Systems	1.8%
Activant Solutions, Inc.		10.530%	04/01/10	250	255	A, B
DynCorp Inc.		9.500%	02/15/13	550	572
Electronic Data Systems Corporation		7.125%	10/15/09	700	735
Electronic Data Systems Corporation		7.450%	10/15/29	500	531
International Business Machines Corporation		4.750%	11/29/12	240	232
Sungard Data Systems Inc.		10.250%	08/15/15	630	663	A

					2,988

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2006 (unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Containers and Packaging	0.4%
Graham Packaging Company Inc.		9.875%	10/15/14	$153	$155
Graphic Packaging International Corp.		9.500%	08/15/13	250	234
Owens-Brockway Glass Container Inc.		8.750%	11/15/12	330	353

					742

Construction Machinery	0.3%
H&E Equipment/Finance Corp.		11.125%	06/15/12	390	432

Diversified Financial Services	3.1%
AAC Group Holding Corp.		0.000%	10/01/12	440	341	D
CIT Group Inc.		7.750%	04/02/12	1,600	1,764
Citigroup Inc.		6.625%	06/15/32	1,000	1,071
CitiSteel USA Inc.		12.480%	09/01/10	350	359	A,B
General Electric Capital Corporation		3.750%	12/15/09	740	700
General Electric Capital Corporation		6.000%	06/15/12	700	719
General Electric Capital Corporation		5.450%	01/15/13	250	250

					5,204

Drug & Grocery Store Chains	1.5%
CVS Lease Pass Through		5.880%	01/10/28	1,595	1,556	A
Delhaize America, Inc.		8.125%	04/15/11	230	248
Delhaize America, Inc.		9.000%	04/15/31	180	208
Safeway Inc.		5.800%	08/15/12	500	498

					2,510

Electric	6.8%
Dominion Resources, Inc.		5.700%	09/17/12	770	763
Duke Energy Corporation		6.250%	01/15/12	250	258
Elwood Energy LLC		8.159%	07/05/26	358	381
Exelon Generation Co. LLC		6.950%	06/15/11	2,000	2,111
FirstEnergy Corp.		6.450%	11/15/11	610	631
FirstEnergy Corp.		7.375%	11/15/31	3,040	3,377
MidAmerican Energy Holdings Company		5.875%	10/01/12	250	252
Niagara Mohawk Power Corporation		7.750%	10/01/08	1,500	1,577
Progress Energy, Inc.		7.100%	03/01/11	250	265
Progress Energy, Inc.		6.850%	04/15/12	750	791
The AES Corporation		7.750%	03/01/14	430	451	A
The AES Corporation		9.000%	05/15/15	440	477
TXU Electric Delivery Company		7.000%	09/01/22	250	267

					11,601

Energy	0.5%
Midwest Generation LLC		8.750%	05/01/34	325	352
NRG Energy, Inc.		7.375%	02/01/16	505	516

					868

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2006 (unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Entertainment	0.4%
AMC Entertainment Inc.		11.000%	02/01/16	$560	$578	A
Warner Music Group		7.375%	04/15/14	110	109

					687

Environmental Services	1.7%
Allied Waste North America Incorporated		8.875%	04/01/08	350	367
Waste Management, Inc.		7.375%	05/15/29	2,000	2,244
Waste Management, Inc.		7.750%	05/15/32	40	47
Waste Services Inc.		9.500%	04/15/14	140	144

					2,802

Food, Beverage and Tobacco	2.2%
Altria Group, Inc.		7.000%	11/04/13	250	269
Altria Group, Inc.		7.750%	01/15/27	1,000	1,144
Kraft Foods Inc.		5.250%	10/01/13	400	389
Nabisco Inc.		7.550%	06/15/15	1,500	1,702
RJ Reynolds Tobacco		6.500%	07/15/10	160	161

					3,665

Gas and Pipeline Utilities	3.2%
Colorado Interstate Gas Company		6.800%	11/15/15	150	153	A
Duke Energy Field Services Corporation		7.875%	08/16/10	750	814
Dynegy Holdings Inc.		8.750%	02/15/12	370	387
Kinder Morgan Energy Partners, L.P.		7.125%	03/15/12	500	533
Panhandle Eastern Pipe Line Company		4.800%	08/15/08	400	393
Texas Eastern Transmission		5.250%	07/15/07	750	746
The Williams Companies, Inc.		7.500%	01/15/31	902	936
The Williams Companies, Inc.		8.750%	03/15/32	1,200	1,404

					5,366

Healthcare	2.7%
Fresenius Medical Care Capital Trust II		7.875%	02/01/08	250	256
Tenet Healthcare Corporation		9.875%	07/01/14	713	722
Tenet Healthcare Corporation		9.500%	02/01/15	2,810	2,817	A
Vanguard Health Holding Co. I, LLC		0.000%	10/01/15	345	252	D
Vanguard Health Holding Co. II, LLC		9.000%	10/01/14	450	460

					4,507

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2006 (unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Investment Banking/Brokerage	4.1%
Credit Suisse First Boston, USA		6.500%	01/15/12	$1,125	$1,175
J.P. Morgan Chase & Co.		5.750%	01/02/13	1,750	1,762	C
J.P. Morgan Chase & Co.		5.125%	09/15/14	1,300	1,250	C
Morgan Stanley		6.600%	04/01/12	1,500	1,574
The Goldman Sachs Group, Inc.		6.600%	01/15/12	1,200	1,258	C

					7,019

Machinery	0.3%
Terex Corporation		7.375%	01/15/14	500	513

Manufacturing (Diversified)	2.8%
Ames True Temper, Inc.		8.600%	01/15/12	260	253	B
Eastman Kodak Co.		7.250%	11/15/13	2,210	2,147
Interface, Inc.		10.375%	02/01/10	400	438
Jacuzzi Brands, Incorporated		9.625%	07/01/10	535	574
Koppers Inc.		9.875%	10/15/13	203	222
Leiner Health Products L.P.		11.000%	06/01/12	280	275
Norcraft Companies, L.P.		9.000%	11/01/11	480	499
Rayovac Corporation		8.500%	10/01/13	270	250

					4,658

Media	3.5%
AOL Time Warner Inc.		6.150%	05/01/07	250	252
AOL Time Warner Inc.		6.875%	05/01/12	1,400	1,468
AOL Time Warner Inc.		7.700%	05/01/32	1,150	1,265
Clear Channel Communications, Inc.		4.900%	05/15/15	700	612
Liberty Media Corporation		6.410%	09/17/06	88	88	B
Liberty Media Corporation		3.750%	02/15/30	1,860	1,049	E
LIN Television Corporation		6.500%	05/15/13	120	113
News America Holdings Inc.		6.625%	01/09/08	300	306
News America Holdings Inc.		8.875%	04/26/23	400	476
Sinclair Broadcast Group, Inc.		8.000%	03/15/12	330	337

					5,966

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2006 (unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Medical Care Facilities	0.6%
DaVita, Inc.		7.250%	03/15/15	$410	$412
HCA, Inc.		7.690%	06/15/25	120	119
HCA, Inc.		7.500%	11/06/33	280	274
Select Medical Corporation		7.625%	02/01/15	240	217

					1,022

Metals and Mining	0.6%
Alcoa Inc.		5.375%	01/15/13	750	741
Metals USA, Inc.		11.125%	12/01/15	200	220	A

					961

Oil and Gas	7.3%
Amerada Hess Corporation		7.300%	08/15/31	1,700	1,893
AmeriGas Partners, L.P.		7.250%	05/20/15	90	90
Belden & Blake Corporation		8.750%	07/15/12	750	772
ConocoPhillips		4.750%	10/15/12	1,000	964
Devon Energy Corporation		7.950%	04/15/32	1,000	1,225
Devon Finance Corp. ULC		6.875%	09/30/11	2,000	2,120
El Paso Corporation		6.375%	02/01/09	333	329	A
El Paso Corporation		7.750%	06/15/10	1,496	1,543	A
El Paso Corporation		7.625%	07/15/11	500	515
El Paso Corporation		7.800%	08/01/31	210	211
Occidental Petroleum Corporation		6.750%	01/15/12	500	535
Parker Drilling Company		9.625%	10/01/13	300	333
Plains Exploration & Production Company		7.125%	06/15/14	190	195
Pride International, Inc.		7.375%	07/15/14	240	252
Superior Energy Services, Inc.		8.875%	05/15/11	170	178
Suburban Propane Partners, LP		6.875%	12/15/13	580	557
Valero Energy Corporation		7.500%	04/15/32	400	460
Vintage Petroleum, Inc.		7.875%	05/15/11	250	260

					12,432

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2006 (unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Paper and Forest Products	2.6%
NewPage Corporation		12.000%	05/01/13	$730	$759
Weyerhaeuser Company		6.750%	03/15/12	2,400	2,498
Weyerhaeuser Company		7.375%	03/15/32	1,000	1,068

					4,325

Publishing	0.5%
Dex Media East LLC		9.875%	11/15/09	250	267
Dex Media East LLC		12.125%	11/15/12	122	139
PRIMEDIA Inc.		8.875%	05/15/11	315	307
The Reader’s Digest Association, Inc.		6.500%	03/01/11	100	100

					813

Real Estate	0.2%
Kimball Hill Inc.		10.500%	12/15/12	170	161	A
Ventas Realty, Inc.		6.625%	10/15/14	260	260

					421

Rental Auto/Equipment	0.5%
Hertz Corporation		10.500%	01/01/16	400	434	A
NationsRent Inc.		9.500%	10/15/10	340	370
NationsRent Inc.		9.500%	05/01/15	70	76

					880

Retail	0.4%
EPL Finance Corp.		11.750%	11/15/13	195	200	A
Neiman Marcus Group, Inc.		10.375%	10/15/15	320	340	A
Stater Bros. Holdings Inc.		8.410%	06/15/10	170	174	B

					714

Retail (Food Chains)	0.2%
Denny’s Corp./Denny’s Holdings		10.000%	10/01/12	90	93
Domino’s Inc.		8.250%	07/01/11	248	254

					347

Services (Diversified)	0.1%
Service Corporation International		7.500%	06/15/17	140	142	A

Special Purpose	1.3%
Air 2 U.S.		8.027%	10/01/19	252	251	A
Hexion US Finance Corp.		9.000%	07/15/14	280	288
Milacron Escrow Corp.		11.500%	05/15/11	410	375
Rainbow National Services LLC		8.750%	09/01/12	100	106	A
Rainbow National Services LLC		10.375%	09/01/14	250	280	A
River Rock Entertainment		9.750%	11/01/11	380	410
UGS Corp.		10.000%	06/01/12	230	253
UCAR Finance Inc.		10.250%	02/15/12	300	320

					2,283

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2006 (unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Telecommunications	4.1%
BellSouth Corporation		6.000%	10/15/11	$1,000	$1,018
Cincinnati Bell Inc.		7.000%	02/15/15	355	351
Citizens Communications Company		9.250%	05/15/11	90	99
Hawaiian Telecom Communications, Inc.		12.500%	05/01/15	635	629	A
Qwest Communications International Inc.		7.250%	02/15/11	160	164
Qwest Corporation		7.875%	09/01/11	390	416
Qwest Corporation		8.875%	03/15/12	140	156
SBC Communications Inc.		6.250%	03/15/11	1,000	1,026	F
Sprint Capital Corp.		6.000%	01/15/07	1,500	1,507	C
Sprint Capital Corp.		8.375%	03/15/12	1,450	1,638	C

					7,004

Telecommunications (Cellular/Wireless)	1.7%
AT&T Wireless Services, Inc.		7.500%	05/01/07	500	511
AT&T Wireless Services, Inc.		8.125%	05/01/12	500	561
Cingular Wireless LLC		6.500%	12/15/11	250	261
L-3 Communications Corporation		6.375%	10/15/15	430	424
Motorola, Inc.		7.625%	11/15/10	64	70
Rural Cellular Corp.		9.875%	02/01/10	235	251
Telcordia Technologies Inc.		10.000%	03/15/13	485	444	A
Ubiquitel Operating Co.		9.875%	03/01/11	150	164
Verizon Wireless Capital LLC		5.375%	12/15/06	250	250

					2,936

Transportation	9.3%
America West Airlines, Inc.		8.057%	07/02/20	1,926	2,009
American Airlines, Inc.		7.800%	10/01/06	310	311
American Commercial Lines/ACL Finance Corp.		9.500%	02/15/15	136	150
Continental Airlines, Inc.		7.033%	06/15/11	230	219
Continental Airlines, Inc.		6.900%	01/02/18	1,170	1,192
Continental Airlines, Inc.		6.545%	02/02/19	1,044	1,058
Continental Airlines, Inc.		8.048%	11/01/20	767	809
Delta Air Lines, Inc.		6.718%	01/02/23	2,902	2,932
GulfMark Offshore, Inc.		7.750%	07/15/14	270	275
H-Lines Finance Holding Corp.		0.000%	04/01/13	247	205	D
Horizon Lines, LLC		9.000%	11/01/12	244	258
Kansas City Southern Railway Co.		7.500%	06/15/09	150	152
Northwest Airlines Inc.		5.190%	08/06/13	2,620	2,411	B
Progress Rail Services Corp./Progress Metal Reclamation Co.		7.750%	04/01/12	270	281	A
Sky EETC-Backed Trust Certificates		7.575%	03/01/19	600	606	A
Union Pacific Corporation		6.125%	01/15/12	2,000	2,054

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2006 (unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Transportation—Continued
US Airways, Inc. Escrow		0.000%	01/01/07	$1,900	$—	G
US Airways, Inc. Series 89A2		9.820%	01/01/13	473	208	H
US Airways, Inc. Series 93A3		10.375%	03/01/13	236	104	H
US Airways, Inc. Pass Thru Certificates		6.850%	01/30/18	564	576

					15,810

Total Corporate Bonds and Notes (Identified Cost—$130,825)					134,027

Asset-Backed Securities	11.0%
Fixed Rate Securities	5.9%
ACE Securities Corp. 2002-M Trust		0.000%	10/13/17	312	6	A, G
BankAmerica Manufactured Housing Contract 1997-2		6.900%	04/10/28	100	114
Captiva CBO 1997-1		6.860%	11/30/09	393	393	A, I
Conseco Finance Securitizations Corp. 2002-1		6.681%	12/01/33	1,187	1,192
Contimortgage Home Equity Loan Trust 1997-4		7.330%	10/15/28	763	630
FirstFed Corp. Manufactured Housing Contract 1996-1		8.060%	10/15/22	2,100	2,857	A
Green Tree Financial Corporation 1992-2		9.150%	01/15/18	681	602
Green Tree Financial Corporation 1993-1		8.450%	04/15/18	901	827
Green Tree Financial Corporation 1996-D		8.000%	09/15/27	257	251
Green Tree Financial Corporation 1999-4		6.970%	05/01/31	492	495
Mutual Fund Fee 2000-2		9.550%	04/30/08	561	62	A
Mutual Fund Fee 2000-3		9.070%	07/01/08	2,927	489	A
Oakwood Mortgage Investors Inc. 2002-B		6.060%	03/15/25	556	476
Pegasus Aviation Lease Securitization 2000-1		8.370%	03/25/30	1,300	824	A
Vanderbilt Mortgage Finance 1997-B		8.155%	10/07/26	750	770

					9,988

Floating Rate SecuritiesB	5.0%
ACE Securities Corp. 2005-SD1		5.218%	11/25/50	889	890
Banagricola DPR Funding		5.800%	03/15/10	1,672	1,672	A, I
Bayview Financial Asset Trust 2004-SSRA		5.418%	12/25/39	1,111	1,113	A
CS First Boston Mortgage Securities Corp. 2004-CF2		5.288%	05/25/44	838	838	A
Residential Asset Mortgage Products 2004-RZ1		5.058%	03/25/34	1,242	1,242
Residential Asset Securities Corporation 2001-KS3		5.048%	09/25/31	1,097	1,097
Saxson Asset Securities Trust 2000-2		8.870%	07/25/30	1,588	1,581

					8,433

Stripped Securities	0.1%
Oakwood Mortgage Investors Inc. 2002-C		6.000%	08/15/10	844	140	J1

Total Asset-Backed Securities (Identified Cost—$19,542)					18,561

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2006 (unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Mortgage-Backed Securities	8.4%

Fixed Rate Securities	4.5%
Asset Securitization Corporation 1996-D2		6.920%	02/14/29	$104	$104
Bear Stearns Asset Backed Securities, Inc. 2002-AC1		7.000%	01/25/32	2,149	2,147	A
Commercial Mortgage Acceptance Corporation 1997-ML1		6.570%	12/15/30	1,250	1,266
Commercial Mortgage Acceptance Corporation 1997-ML1		6.735%	12/15/30	1,578	1,602
Enterprise Mortgage Acceptance Company 1999-1		6.420%	10/15/25	288	124	A
GMAC Commercial Mortgage Security Inc. 1998-C1		6.700%	05/15/30	473	482
GMAC Commercial Mortgage Security Inc. 1998-C1		6.974%	05/15/30	1,000	1,024
Metropolitan Asset Funding, Inc. 1998-B1		8.000%	11/20/24	1,000	853

					7,602

Floating Rate SecuritiesB	3.0%
Banc of America Commercial Mortgage Inc. 2005-5 A4		5.115%	10/10/45	1,050	1,016
Blackrock Capital Finance LP 1997-R2		6.305%	12/25/35	1,031	773	A
Harborview Mortgage Loan Trust 2004-8		5.180%	11/19/34	939	943
Harborview Mortgage Loan Trust 2005-9		6.530%	06/20/35	1,500	1,230
Merit Securities Corporation 11PA		7.070%	09/28/32	850	246	A
Washington Mutual 2004-AR12		5.015%	10/25/44	898	900

					5,108

Stripped Securities	0.9%
LB-UBS Commercial Mortgage Trust 2001-C3		0.977%	06/15/36	3,118	122	A, J1
Prime Mortgage Trust 2005-2		1.743%	10/25/32	4,260	168	J1
Prime Mortgage Trust 2005-5		0.874%	07/25/34	27,467	263	J1
Prime Mortgage Trust 2005-5		1.572%	07/25/34	3,367	261	J1
Residential Asset Mortgage Products, Inc. 2005-SL2		0.000%	02/25/32	919	718	J2

					1,532

Total Mortgage-Backed Securities (Identified Cost—$14,804)					14,242

U.S. Government Securities	13.4%
Fixed Rate Securities
United States Treasury Bonds		5.375%	02/15/31	2,500	2,632	C
United States Treasury Notes		3.375%	02/28/07	6,000	5,920	C

					8,552

Indexed Securities
United States Treasury Inflation-Protected Security		3.625%	01/15/08	2,300	2,900	C,K
United States Treasury Inflation-Protected Security		3.000%	07/15/12	2,550	2,930	C,K
United States Treasury Inflation-Protected Security		1.875%	07/15/13	5,000	5,241	C,K
United States Treasury Inflation-Protected Security		2.000%	07/15/14	3,000	3,077	C,K

					14,148

Total U.S. Government Securities (Identified Cost—$22,584)					22,700

U.S. Government Agency Mortgage-Backed Securities	0.8%
Fannie Mae		6.500%	08/25/44	1,339	1,355

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$1,392)					1,355

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2006 (unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee BondsI	28.7%

Aerospace/Defense	0.2%
Systems 2001 Asset Trust		6.664%	09/15/13	$254	$265	A

Cable	0.3%
Kabel Deutschland GmbH		10.625%	07/01/14	430	459	A

Chemicals	0.1%
Montell Finance Co. B.V.		8.100%	03/15/27	200	194	A

Electric	1.0%
Hydro-Quebec		6.300%	05/11/11	1,700	1,772

Energy	0.1%
Aquila Canada Finance Corp.		7.750%	06/15/11	110	114

Foreign Government	16.0%
Dominican Republic		9.500%	09/27/11	397	427	A
Federative Republic of Brazil		7.875%	03/07/15	585	632
Federative Republic of Brazil		8.875%	04/15/24	300	347
Federative Republic of Brazil		10.125%	05/15/27	143	185
Federative Republic of Brazil		12.250%	03/06/30	856	1,303
Federative Republic of Brazil		11.000%	08/17/40	3,812	4,891
Republic of Colombia		11.750%	02/25/20	1,970	2,807	A
Republic of Ecuador		9.000%	08/15/30	605	610	D
Republic of El Salvador		8.250%	04/10/32	625	706	A
Republic of Honduras		4.487%	10/01/11	201	198	B
Republic of Panama		6.700%	01/26/36	1,321	1,318
Republic of Peru		5.000%	03/07/17	1,878	1,784	B
Republic of Peru		8.750%	11/21/33	950	1,059
Russian Federation		5.000%	03/31/30	8,005	8,783	D
United Mexican States		7.500%	04/08/33	1,870	2,085

					27,135

Insurance	0.6%
XL Capital Ltd.		5.250%	09/15/14	1,000	946

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2006 (unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee BondsI (Continued)

Manufacturing (Diversified)	2.3%
Flextronics International Ltd.		6.500%	05/15/13	$150	$149
Tyco International Group SA		6.375%	10/15/11	1,000	1,027
Tyco International Group SA		6.875%	01/15/29	2,615	2,730

					3,906

Media	N.M.
Quebecor Media Inc.		7.750%	03/15/16	55	57	A

Metals and Mining	0.2%
Chaparral Steel Co.		10.000%	07/15/13	20	22
Ispat Inland ULC		9.750%	04/01/14	220	249
RathGibson, Inc.		11.250%	02/15/14	25	26	A

					297

Oil and Gas	2.4%
Anadarko Finance Co.		6.750%	05/01/11	750	790
Anadarko Finance Co.		7.500%	05/01/31	1,000	1,163
Compagnie Generale de Geophysique SA (CGG)		7.500%	05/15/15	210	216
Gazprom		9.625%	03/01/13	770	911	A
Gazprom		9.625%	03/01/13	70	83
Ocean RIG ASA		8.375%	07/01/13	250	266	A
Pogo Producing Co.		6.875%	10/01/17	290	286
Western Oil Sands Inc.		8.375%	05/01/12	342	380

					4,095

Paper and Forest Products	0.1%
Domtar Inc.		7.875%	10/15/11	120	114

Semiconductor Equipment	0.2%
Magnachip Semiconductor SA		8.000%	12/15/14	300	281

Special Purposes	2.7%
Burlington Resources Finance		7.400%	12/01/31	450	535
Deutsche Telekom International Finance BV		5.250%	07/22/13	600	576
Nell AF S.A.R.L.		8.375%	08/15/15	150	149	A
Petrozuata Finance, Inc.		8.220%	04/01/17	2,880	2,837	A
UFJ Finance Aruba AEC		6.750%	07/15/13	500	530

					4,627

Telecommunications	1.1%
Axtel SA		11.000%	12/15/13	221	251
France Telecom SA		8.750%	03/01/31	600	749
INTELSAT		7.625%	04/15/12	430	355
Wind Acquisition Finance SA		10.750%	12/01/15	500	540	A

					1,895

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2006 (unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee BondsI (Continued)

Telecommunications (Cellular/Wireless)	0.2%
Vodaphone Group PLC		7.750%	02/15/10	$250	$268

Transportation	1.3%
Canadian Pacific Railroad Co.		6.250%	10/15/11	1,000	1,037
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V. (TFM)		9.375%	05/01/12	170	187
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V. (TFM)		12.500%	06/15/12	750	840
OMI Corporation		7.625%	12/01/13	200	204

					2,268

Total Yankee Bonds (Identified Cost—$43,739)					48,693

Preferred Stocks	3.0%
Fannie Mae		5.375%		.015 shrs	1,437	L
Freddie Mac		3.850%		.1 shrs	4	M
Freddie Mac		5.000%		.2 shrs	9
General Motors Corporation		5.250%		225 shrs	3,654	L

Total Preferred Stocks (Identified Cost—$5,056)					5,104

Warrants	N.M.
American Tower				.251 wts	107

Total Warrants (Identified Cost—$16)					107

Trust Preferred Securities	3.1%
Corporate-Backed Trust Certificates		7.375%		34 shrs	510
Corporate-Backed Trust Certificates		8.000%		16 shrs	256
CORTS Trust for Ford Motor Co.		8.000%		155 shrs	2,594
PreferredPlus TR-CCR1		8.250%		5 shrs	89
SATURNS-F 2003-5		8.125%		104 shrs	1,785

Total Trust Preferred Securities (Identified Cost—$5,013)					5,234

Total Long-Term Securities (Identified Cost—$242,971)					250,023

Short-Term Securities	12.8%
Repurchase Agreement
Lehman Brothers
4.75% dated 03/31/06, to be repurchased at $21,874 on 4/03/06
(Collateral: $21,865 Federal Home Loan Bank Notes, 4.70% due 10/06/08, value $22,302)				21,675	21,675

Total Short-Term Securities (Identified Cost—$21,675)					21,675

Total Investments (Identified Cost—$264,646)	160.4%				271,698

Other Assets Less Liabilities	(17.9)%				(30,320)
Liquidation Value of Preferred Shares	(42.5)%				(72,000)

Net Assets Applicable to Common Shareholders	100.0%				$169,378

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2006 (unaudited)

(Amounts in thousands)

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts Written
U.S Treasury Note Futures	June 2006	4	$2

			$2

A	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 21.0% of net assets applicable to common shareholders.
B	Floating Rate Security - The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR). The coupon rate is as of March 31, 2006.
C	Position, or a portion thereof, with an aggregate market value of $31,686 have been segregated to collateralize reverse repurchase agreements.
D	Stepped-coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends.
E	Convertible Bond - Bond may be converted into the issuer’s common stock.
F	Collateral to cover futures contracts written.
G	Zero-coupon Bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
H	Bond in default as of March 31, 2006.
I	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
J	Stripped Security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of the interest due.
K	Treasury Inflation Protected Security - Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index (CPI) for all Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
L	Convertible Preferred Stock - Stock may be converted into the issuer’s common stock.
M	Indexed Security - The rate of interest on this type of security is based on the Constant Maturity Treasury (CMT) index. The coupon rate is as of March 31, 2006.

N.M.-Not meaningful.

Notes

Security Valuation

Securities owned by the Fund for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Trustees or the Fund’s Valuation Committee pursuant to procedures adopted by the Board. In determining fair value, the Board of Trustees or the Fund’s Valuation Committee consider all relevant qualitative and quantitative information available. The factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2006 (unaudited)

(Amounts in thousands)

The following is a summary of open swap contracts outstanding at March 31, 2006:

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation) A
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1, 1- Month LIBOR[1] + 160 bp*, due 6/25/35)	June 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	$43	$—

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1, 1- Month LIBOR[1] + 250 bp*, due 6/25/35)	June 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (ACE Securities Corp., 1- Month LIBOR[1] + 138 bp*, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1, 1- Month LIBOR[1] + 220 bp*, due 2/25/35)	February 25, 2035	2.06% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust, 1- Month LIBOR[1] + 190 bp*), due 10/25/34)	October 25, 2034	1.37% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005-1, 1- Month LIBOR[1] + 130 bp*, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005-1, 1- Month LIBOR[1] + 200 bp*, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4, 1- Month LIBOR[1] + 300 bp*, due 3/25/34)	March 25, 2034	2.20% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11, 1- Month LIBOR[1] + 225 bp*, due 11/25/34)	November 25, 2034	1.33% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11, 1- Month LIBOR[1] + 350 bp*, due 11/25/34)	November 25, 2034	2.15% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust, 1- Month LIBOR[1] + 180 bp*, due 11/25/34)	November 25, 2034	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2006 (unaudited)

(Amounts in thousands)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3, 1- Month LIBOR[1] + 315 bp*, due 11/25/34)	November 25, 2034	2.18% Monthly	Specified Amount upon credit event noticeB	$43	$—

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1- Month LIBOR[1] + 135 bp*, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1- Month LIBOR[1] + 200 bp*, due 1/25/35)	January 25, 2035	2.08% Monthly	Specified Amount upon credit event noticeB	43	1

Credit Suisse First Boston USA (INDYMAC Home Equity Loan Asset-Backed Trust 2004-C, 1- Month LIBOR[1] + 190 bp*, due 3/25/35)	March 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (INDYMAC Home Equity Loan Asset-Backed Trust 2004-C, 1- Month LIBOR[1] + 325 bp*, due 3/25/35)	March 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	1

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1, 1- Month LIBOR[1] + 350 bp*), due 2/25/34)	February 25, 2034	2.15% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1, 1- Month LIBOR[1] + 170 bp*, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1, 1- Month LIBOR[1] + 275 bp*, due 2/25/35)	February 25, 2035	2.08% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1, 1- Month LIBOR[1] + 153 bp*, due 12/25/34)	December 25, 2034	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1, 1- Month LIBOR[1] + 240 bp*, due 12/25/34)	December 25, 2034	2.08% Monthly	Specified Amount upon credit event noticeB	43	—

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2006 (unaudited)

(Amounts in thousands)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1, 1- Month LIBOR[1] + 225 bp*, due 9/25/35)	September 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	$43	$—

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4, 1- Month LIBOR[1] + 375 bp*, due 4/25/35)	April 25, 2035	2.15% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1, 1- Month LIBOR[1] + 130 bp*, due 10/25/35)	October 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1, 1- Month LIBOR[1] + 205 bp*, due 10/25/35)	October 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1, 1- Month LIBOR[1] + 135 bp*, due 9/25/35)	September 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1, 1- Month LIBOR[1] + 130 bp*, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1, 1- Month LIBOR[1] + 215 bp*, due 1/25/35)	January 25, 2035	2.18% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2, 1- Month LIBOR[1] + 325 bp*), due 8/25/34)	August 25, 2034	2.15% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1, 1- Month LIBOR[1] + 140 bp*, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1, 1- Month LIBOR[1] + 205 bp*, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1, 1- Month LIBOR[1] + 135 bp*, due 6/25/05)	June 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	—

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2006 (unaudited)

(Amounts in thousands)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1, 1- Month LIBOR[1] + 195 bp*, due 6/25/05)	June 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	$43	$1

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1, 1- Month LIBOR[1] + 155 bp*, due 1/25/36)	January 25, 2036	1.36% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1, 1- Month LIBOR[1] + 250 bp*, due 1/25/36)	January 25, 2036	2.18% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1, 1- Month LIBOR[1] + 230 bp*, due 6/25/34)	June 25, 2034	1.37% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1- Month LIBOR[1] + 165 bp*, due 1/25/35)	January 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1- Month LIBOR[1] + 260 bp*, due 1/25/35)	January 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	1

Merrill Lynch (iBoxx CDX NA IG)	June 20, 2010	Specified Amount upon credit event noticeC	0.40% Quarterly	15,000	181

					$185

[1]	As of March 31, 2005, the 1 month London Interbank Offered Rate was 4.83%.
A	“-” refers to amount not meaningful.
B	Upon Bankruptcy or failure to make a scheduled interest payment, the Fund will receive $1,000.
C	Upon Bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000.
*	100 basis points = 1%.

Item 2 – Controls and Procedures

(a)	Western Asset Premier Bond Fund (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Premier Bond
Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Premier Bond
Date: May 25, 2006

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer
Western Asset Premier Bond
Date: May 23, 2006